Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments and Risk Management	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
26.1     Financial risk factors
The Company is exposed to changes in financial market conditions in the normal course of business due to its operations in different foreign currencies and its ongoing investing and financing activities. The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The Company uses derivative financial instruments to hedge certain risk exposures.
Financial risk management is carried out by a central treasury department (Corporate Treasury). Additionally, a Treasury Committee, chaired by the Chief Financial Officer, steers treasury activities and ensures compliance with corporate policies. Treasury activities are thus regulated by the Company’s policies, which define procedures, objectives and controls. The policies focus on managing financial risk in terms of exposure to market risk, credit risk and liquidity risk. Treasury controls are subject to internal audits. Most treasury activities are centralized, with any local treasury activities subject to oversight from Corporate Treasury. Corporate Treasury identifies, evaluates and hedges financial risks in close cooperation with the Company’s subsidiaries. It provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, price risk, credit risk, use of derivative financial instruments, and investments of excess liquidity.
The majority of cash and cash equivalents is held in U.S. dollars and Euros and is placed with financial institutions rated at least a single “A” long-term rating from two of the major rating agencies, meaning at least A3 from Moody’s and A- from S&P and Fitch, or better. These ratings are closely and continuously monitored in order to manage exposure to the counterparty’s risk. Hedging transactions are performed only to hedge exposures deriving from operating, investing and financing activities conducted in the normal course of business.
Market risk
Foreign exchange risk
The Company conducts its business globally in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates, primarily regarding the Euro. Foreign exchange risk mainly arises from recognized assets and liabilities at the Company’s subsidiaries and future commercial transactions.
Management has set up a policy to require the Company’s subsidiaries to hedge their entire foreign exchange risk exposure with the Company through financial instruments transacted or overseen by Corporate Treasury. Subsidiaries use forward contracts and purchased currency options to manage their foreign exchange risk arising from foreign-currency-denominated assets and liabilities. Foreign exchange risk arises when recognized assets and liabilities are denominated in a currency that is not the entity’s functional currency. These instruments do not qualify as hedging instruments for accounting purposes. Forward contracts and currency options, including collars, are also used by the Company to reduce its exposure to U.S. dollar fluctuations in Euro-denominated forecasted transactions that cover a large part of its R&D and corporate costs expenses as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Singapore dollar-denominated manufacturing forecasted transactions. The derivative instruments used to hedge these forecasted transactions meet the criteria for designation as cash flow hedge. The hedged forecasted transactions have a high probability of occurring for hedge accounting purposes.
It is the Company’s policy to have the foreign exchange exposures in all the currencies hedged month by month against the monthly standard rate. At each month end, the forecasted flows for the coming month are hedged together with the fixing of the new standard rate. For this reason, the hedging transactions will have an exchange rate very close to the standard rate at which the forecasted flows will be recorded in the following month. As such, the foreign exchange exposure of the Company, which consists of the balance sheet positions and other contractually agreed transactions, is always close to zero and any movement in the foreign exchange rates will therefore not influence the exchange effect on items of the consolidated statement of income. Any discrepancy between the forecasted values and the actual results is constantly monitored and prompt actions are taken, if needed.
Derivative Instruments Not Designated as a Hedge
The Company enters into foreign currency forward contracts to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These include receivables from international sales by various subsidiaries, payables for foreign currency-denominated purchases and certain other assets and liabilities arising from intercompany transactions.
The notional amount of these financial instruments totaled $974 million, $931 million and $505 million on December 31, 2023, 2022 and 2021, respectively. The principal currencies covered at the end of the year 2023 are the China Yuan Renminbi, the Singapore dollar, the Euro, the Japanese yen, the Swiss franc, the Indian rupee, the Malaysian ringgit, the Moroccan dirham, the Philippines peso, the Swedish krona, the Taiwan dollar, and the South Korean won.
The risk of loss associated with forward contracts is equal to the exchange rate differential from the time the contract is entered into until the time it is settled. The risk of loss associated with purchased currency options is equal to the premium paid when the option is not exercised.
Foreign currency forward contracts not designated as cash flow hedge outstanding as of December 31, 2023 have remaining terms of 3 days to 166 days, maturing on average after 47 days.
Derivative Instruments Designated as a Hedge
To further reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges through the use of currency forward contracts and currency options, including collars, certain Euro-denominated forecasted intercompany transactions that cover at year-end a large part of its R&D and SG&A expenses, as well as a portion of its front-end manufacturing costs of semi-finished goods within cost of sales. The Company also hedges through the use of currency forward contracts certain manufacturing transactions within cost of sales denominated in Singapore dollars.
The principles regulating the hedging strategy for derivatives designated as cash flow hedge are established as follows: (i) for R&D and corporate costs, up to 80% of the total forecasted transactions; (ii) for manufacturing costs, up to 70% of the total forecasted transactions. In order to follow a dynamic hedge strategy, the Company may change the percentage of the designated hedged item within the limit of 100% of the forecasted transaction. The maximum length of time over which the Company could hedge its exposure to the variability of cash flows for forecasted transactions is 24 months.
For the year ended December 31, 2023, the Company recorded a decrease in cost of sales of $1 million and a decrease in operating expenses of $4 million, related to the realized gains incurred on such hedged transactions. For the year ended December 31, 2022, the Company recorded an increase in cost of sales of $129 million and an increase in operating expenses of $68 million, related to the realized losses incurred on such hedged transactions. For the year ended December 31, 2021, the Company recorded a decrease in cost of sales of $15 million and a decrease in operating expenses of $4 million, related to the realized gains incurred on such hedged transactions.
The notional amount of foreign currency forward contracts and currency options, including collars, designated as cash flow hedge totaled $2,681 million, $3,192 million and $2,165 million on December 31, 2023, 2022 and 2021, respectively. The forecasted transactions hedged as of December 31, 2023 were determined to have a high probability of occurring.
As of December 31, 2023, $55 million of deferred gains on derivative instruments included in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity were expected to be reclassified as earnings during the next 12 months based on the monthly forecasted R&D expenses, corporate costs and semi-finished manufacturing costs. Foreign currency forward contracts and collars designated as cash flow hedge outstanding as of December 31, 2023 have remaining terms of 4 days to 13 months, maturing on average after 113 days.
As of December 31, 2023, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	445	951
Currency collars	240	640

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	219

Cash flow and fair value interest rate risk
The Company’s interest rate risk arises from long-term borrowings. Borrowings issued at variable rates expose the Company to cash flow interest rate risk. Borrowings issued at fixed rates expose the Company to fair value interest rate risk.
The Company analyses its interest rate exposure on a dynamic basis. Various scenarios are simulated taking into consideration refinancing, renewal of existing positions, alternative financing and hedging. The Company invests primarily on a short-term basis and as such the Company’s liquidity is invested in floating interest rate instruments. As a consequence, the Company is exposed to interest rate risk due to potential mismatch between the return on its short-term floating interest rate investments and the portion of its long-term debt issued at fixed rate.
Price risk
As part of its ongoing investing activities, the Company may invest in publicly traded equity securities and be exposed to equity security price risk. In order to hedge the exposure to this market risk, the Company may enter into certain derivative hedging transactions.
Information on fair value of derivative instruments and their location in the consolidated balance sheets as of December 31, 2023 and December 31, 2022 is presented in the table below:

		As of December 31, 2023	As of December 31, 2022
Asset Derivatives	Balance sheet classification	Fair value	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	46	37
Foreign exchange forward contracts	Other non-current assets	2	8
Currency collars	Other current assets	7	10
Currency collars	Other non-current assets	—	5
Total derivatives designated as a hedge:		55	60
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	5	9
Total derivatives not designated as a hedge:		5	9
Total Derivatives		60	69

		As of December 31, 2023	As of December 31, 2022
Liability Derivatives	Balance sheet classification	Fair value	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(2)	(23)
Foreign exchange forward contracts	Other non-current liabilities	—	(3)
Currency collars	Other payables and accrued liabilities	—	(9)
Currency collars	Other long-term liabilities	—	(1)
Total derivatives designated as a hedge:		(2)	(36)
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(2)	(3)
Total derivatives not designated as a hedge:		(2)	(3)
Total Derivatives		(4)	(39)

The Company entered into currency collars as combinations of two options, which are reported, for accounting purposes, on a net basis. As of December 31, 2023, the fair value of these collars represented assets for a net amount of $7 million (composed of $8 million assets offset with a $1 million liability). In addition, the Company entered into other derivative instruments, primarily forward contracts, which are governed by standard International Swaps and Derivatives Association (“ISDA”) agreements and are compliant with Protocols of the
European Market Infrastructure Regulation (“EMIR”), which are not offset in the statement of financial position and representing total assets of $53 million and liabilities of $4 million as of December 31, 2023.

The effect of derivative instruments designated as cash flow hedge on the consolidated statements of income for the year ended December 31, 2023 and December 31, 2022 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the consolidated statements of equity as of December 31, 2023 and December 31, 2022 is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss)	Gain (loss) reclassified from OCI into earnings
	December 31, 2023	December 31, 2022	reclassified from OCI into earnings	December 31, 2023	December 31, 2022
Foreign exchange forward contracts	35	14	Cost of sales	1	(83)
Foreign exchange forward contracts	4	2	Selling, general and administrative expenses	1	(9)
Foreign exchange forward contracts	10	4	Research and development expenses	2	(32)
Currency collars	5	1	Cost of sales	—	(46)
Currency collars	1	1	Selling, general and administrative expenses	—	(6)
Currency collars	2	1	Research and development expenses	1	(21)
Total	57	23		5	(197)

No significant ineffective portion of the cash flow hedge relationships was recorded in earnings for the years ended December 31, 2023 and December 31, 2022. No amount was excluded from effectiveness measurement on foreign exchange forward contracts and collars.
The effect on the consolidated statements of income for the year ended December 31, 2023 and December 31, 2022 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain	Gain (loss) recognized in earnings
	(loss) recognized in earnings	December 31, 2023	December 31, 2022
Foreign exchange forward contracts	Other income and expenses, net	2	24
Total		2	24

The Company did not enter into any derivative containing significant credit-risk-related contingent features.
  Credit risk
The expected credit loss and impairment methodology applied on each category of financial assets is further described in each respective note. While cash and cash equivalents are also subject to the expected credit loss model, the identified expected credit loss is deemed to be immaterial. The maximum credit risk exposure for all financial assets is their carrying amount.
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk typically arises from cash and cash equivalents, contractual cash flows of debt investments carried at amortized cost, the counterparty of derivative financial instruments and deposits with banks and financial institutions, as well as credit exposure to customers, including outstanding receivables.
The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments. Credit risk is managed at the Group level. The Company selects banks and/or financial institutions that operate with the group based on the criteria of long-term rating from at least two major Rating Agencies and keeping a maximum outstanding amount per instrument with each bank not to exceed 20% of the total. For derivative financial instruments, management has established limits so that, at any time, the fair value of contracts outstanding is not concentrated with any individual counterparty.
The Company monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. If certain customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, risk control assesses the customer’s credit quality, considering its financial position, past experience and other factors. The utilization of credit limits is regularly monitored. Sales to customers are primarily settled in cash, which mitigates credit risk. As of December 31, 2023 and 2022, no customer represented more than 10% of trade accounts receivable, net. Any remaining concentrations of credit risk with respect to trade receivables are limited due to the large number of customers and their dispersion across many geographic areas.
The Company’s investments in instruments carried at amortized cost primarily include receivables towards government bodies. As such, they are investments with immaterial expected credit loss. Any remaining receivable is of low credit risk and is individually not significant. The credit ratings of the investments are monitored for credit deterioration.
Liquidity risk
Prudent liquidity risk management includes maintaining sufficient cash and cash equivalents, short-term deposits and marketable securities, the availability of funding from committed credit facilities and the ability to close out market positions. The Company’s objective is to maintain a significant cash position and a low debt-to-equity ratio, which ensures adequate financial flexibility. Liquidity management policy is to finance the Company’s investments with net cash from operating activities.
Management monitors rolling forecasts of the Company’s liquidity reserve based on expected cash flows.
26.2     Capital risk management
The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to create sustainable value, benefits and returns for its stakeholders, as to maintain an optimal capital structure. In order to maintain or adjust its capital structure, the Company may review the amount of dividends paid to shareholders, return capital to shareholders, or issue new shares.
Consistent with other peers in the industry, the Company monitors capital on the basis of the net debt-to-equity ratio. This ratio is calculated as the net financial position of the Company, defined as the difference between total cash position (cash and cash equivalents, short-term deposits, marketable securities and restricted cash, if any) and total financial debt (short-term and long-term debt), divided by total parent company stockholders’ equity.
26.3     Fair value measurement
The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. The quoted market price used for financial assets held by the Company is the bid price. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using significant assumptions and estimates. When measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.
The table below details financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2023:

	Fair Value Measurements using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	1,635	1,635	—	—
Short-term deposits	1,226	1,226	—	—
Equity securities measured at fair value through earnings	31	31	—	—
Derivative assets designated as cash flow hedge	55	—	55	—
Derivative assets not designated as cash flow hedge	5	—	5	—
Derivative liabilities designated as cash flow hedge	(2)	—	(2)	—
Derivative liabilities not designated as cash flow hedge	(2)	—	(2)	—
Contingent consideration on business acquisition	(20)	—	—	(20)
Total	2,928	2,892	56	(20)

The table below details financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2022:

	Fair Value Measurements using
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	679	679	—	—
Short-term deposits	581	581	—	—
Equity securities measured at fair value through earnings	26	26	—	—
Derivative assets designated as cash flow hedge	60	—	60	—
Derivative assets not designated as cash flow hedge	9	—	9	—
Derivative liabilities designated as cash flow hedge	(36)	—	(36)	—
Derivative liabilities not designated as cash flow hedge	(3)	—	(3)	—
Contingent consideration on business acquisitions	(31)	—	—	(31)
Total	1,285	1,286	30	(31)

For liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2023 and December 31, 2023 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2023	31
Changes in fair value measurement	(12)
Currency translation adjustment	1
December 31, 2023	20
Amount of total gains (losses) for the period included in earnings attributable to liabilities still held at the reporting date	12

Contingent consideration reported as liabilities on the consolidated balance sheet as of December 31, 2023 and December 31, 2022 is based on the probability that the milestones defining the variable components of the consideration will be achieved. In 2023, the probability of achievement of these variable components was reassessed, resulting in a reduction of $12 million of the fair value of the contingent consideration related to a certain business acquisition from 2020. The Company reported this change in fair value in the line “Research and development expenses” of the consolidated statement of income.
For liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2022 and December 31, 2022 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2022	77
Changes in fair value measurement	(35)
Currency translation adjustment	(4)
Payments made	(7)
December 31, 2022	31
Amount of total gains (losses) for the period included in earnings attributable to liabilities still held at the reporting date	35

No asset (liability) was measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3) as of December 31, 2023 and December 31, 2022.
The Company evaluated in 2023, 2022 and 2021 for impairment the aggregate carrying amount of long-term investments for which the Company applies the cost method as a measurement alternative, as described in Note 2.22. No significant impairment charge was recorded on these investments in 2023, 2022 and 2021.
The following table includes additional fair value information on financial assets and liabilities as of December 31, 2023 and 2022:

	2023			2022
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents (1)	1	2,879	2,879	2,996	2,996
Marketable securities	1	1,635	1,635	679	679
Short-term, deposits	1	1,226	1,226	581	581
Long-term debt
– Bank loans (including current portion)	2	1,366	1,366	1,165	1,165
– Finance leases (including current portion)	2	65	65	57	57
– Senior unsecured convertible bonds issued on August 4, 2020 (2)	1	1,496	1,814	1,495	1,561
(1)     Cash equivalents primarily correspond to deposits at call with banks.
(2)     The carrying amount as of December 31, 2023, of the senior unsecured convertible bonds as reported above, corresponds to the nominal value of the bonds, net of $4 million unamortized debt issuance costs. The fair value represented the market price of the bonds trading on the Frankfurt Stock Exchange.
The methodologies used to estimate fair value are as follows:

Components	Methodology used to estimate fair value
Debt securities classified as available-for-sale	Quoted market prices for identical instruments
Foreign exchange forward contracts, currency options and collars	Quoted market prices for similar instruments
Equity securities measured at fair value through earnings	Quoted market prices for identical instruments
Equity securities carried at cost as a measurement alternative	Valuation of the underlying investments on a new round of third-party financing or upon liquidation
Long-term debt and current portion of long-term debt	Future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company's incremental borrowing rates for similar types of borrowing arrangements. For convertible bonds, the fair value represents the market price of the bonds trading on the Frankfurt Stock Exchange
Cash and cash equivalents, short-term deposits, accounts receivable, short-term borrowings, and accounts payable	The carrying amounts reflected in the consolidated financial statements are considered as reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.